Leases - Schedule of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current operating lease liability	$ 3,824	$ 0
Operating lease liability, net of current portion	26,138	$ 0
Total operating lease liabilities	$ 29,962